Consolidated Statements of Changes in Equity - CAD ($)	Common shares [Member]	Reserves [Member]	Shares to be issued [Member]	Other comprehensive income (loss) [Member]	Deficit [Member]	Total
Balance at Apr. 30, 2021	$ 45,962,344	$ 8,148,730	$ 308,594	$ 5,476	$ (16,240,495)	$ 38,184,649
Balance (shares) at Apr. 30, 2021	94,068,744
Shares issued pursuant to private placement and prospectus	$ 71,152,150	2,072,850				73,225,000
Shares issued pursuant to private placement and prospectus (shares)	29,290,000
Shares issued pursuant to property acquisition	$ 56,250,001					56,250,001
Shares issued pursuant to property acquisition (shares)	23,690,574
Shares issued pursuant to exercise of warrants and options	$ 3,888,456					3,888,456
Shares issued pursuant to exercise of warrants and options (shares)	7,826,484
Share issuance costs - cash	$ (4,367,369)					(4,367,369)
Share issuance costs - finders warrants	(1,530,056)	1,530,056
Stock based compensation		11,939,973				11,939,973
Contingent consideration adjustment			(308,594)			(308,594)
Transfer of exploration and evaluation assets pursuant to spin-out	(7,382,566)					(7,382,566)
Net loss and comprehensive loss for the year				(373,887)	(15,270,556)	(15,644,443)
Ending balance at Apr. 30, 2022	$ 163,972,960	23,691,609	0	(368,411)	(31,511,051)	$ 155,785,107
Ending balance (shares) at Apr. 30, 2022	154,875,802					154,875,802
Shares issued pursuant to private placement and prospectus	$ 79,539,232					$ 79,539,232
Shares issued pursuant to private placement and prospectus (shares)	51,091,050
Shares issued pursuant to strategic investment	$ 1,357,155					1,357,155
Shares issued pursuant to strategic investment (Shares)	1,000,000
Shares issued pursuant to exercise of warrants and options	$ 704,221					704,221
Shares issued pursuant to exercise of warrants and options (shares)	971,477
Share issuance costs - cash	$ (5,566,543)					(5,566,543)
Share issuance costs - finders warrants	(2,546,766)	2,546,766
Stock based compensation		3,846,411				3,846,411
Stock based compensation - restricted shares units		239,767				239,767
Net loss and comprehensive loss for the year				9,833,704	(13,591,728)	(3,758,024)
Ending balance at Apr. 30, 2023	$ 237,460,259	$ 30,324,553	$ 0	$ 9,465,293	$ (45,102,779)	$ 232,147,326
Ending balance (shares) at Apr. 30, 2023	207,938,329					207,938,329